John Hancock
Preferred Income Fund III
Quarterly portfolio holdings 4/30/2021

Fund’s investments
As of 4-30-21 (unaudited)
	Shares	Value
Preferred securities 105.7% (72.2% of Total investments)		$602,787,226
(Cost $590,234,525)
Communication services 8.0%		45,534,943
Diversified telecommunication services 2.2%
Qwest Corp., 6.500% (A)	141,033	3,599,162
Qwest Corp., 6.750%	330,000	8,629,500
Wireless telecommunication services 5.8%
U.S. Cellular Corp., 5.500%	140,000	3,581,200
U.S. Cellular Corp., 6.250%	300,000	7,950,000
U.S. Cellular Corp., 6.950% (A)(B)	663,431	16,983,834
U.S. Cellular Corp., 7.250% (A)	187,085	4,791,247
Consumer discretionary 1.6%		8,852,600
Internet and direct marketing retail 1.6%
Qurate Retail, Inc., 8.000%	70,000	7,322,000
QVC, Inc., 6.250% (A)(B)	60,000	1,530,600
Consumer staples 2.2%		12,555,000
Food products 2.2%
Ocean Spray Cranberries, Inc., 6.250% (C)	135,000	12,555,000
Energy 1.8%		10,280,100
Oil, gas and consumable fuels 1.8%
Enbridge, Inc. (6.375% to 4-15-23, then 3 month LIBOR + 3.593%) (A)	210,000	5,565,000
NuStar Logistics LP (3 month LIBOR + 6.734%), 6.918% (A)(D)	195,000	4,715,100
Financials 38.7%		220,851,691
Banks 21.2%
Bank of America Corp., 6.000% (A)	142,625	3,926,466
Bank of America Corp. (6.450% to 12-15-66, then 3 month LIBOR + 1.327%) (A)	140,000	3,854,200
Bank of America Corp., 7.250% (A)(B)	9,500	13,451,810
Citigroup Capital XIII (3 month LIBOR + 6.370%), 6.546% (D)	338,275	9,180,784
Citigroup, Inc. (7.125% to 9-30-23, then 3 month LIBOR + 4.040%)	616,412	17,382,818
Fifth Third Bancorp, 6.000% (A)	211,595	5,628,427
First Republic Bank, 4.700% (A)	171,950	4,453,505
Fulton Financial Corp., 5.125% (A)	149,500	3,863,080
GMAC Capital Trust I (3 month LIBOR + 5.785%), 5.983% (D)	466,377	11,957,906
Pinnacle Financial Partners, Inc., 6.750%	185,000	5,126,350
Synovus Financial Corp. (6.300% to 6-21-23, then 3 month LIBOR + 3.352%) (A)(B)	211,500	5,579,370
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%) (A)	200,000	5,244,000
Wells Fargo & Company (6.625% to 3-15-24, then 3 month LIBOR + 3.690%) (A)(B)	388,450	11,261,166
Wells Fargo & Company, 7.500% (A)(B)	11,000	15,772,020
WesBanco, Inc. (6.750% to 11-15-25, then 5 Year CMT + 6.557%)	123,000	3,531,330
Western Alliance Bancorp, 6.250% (A)	20,000	512,800
Capital markets 5.5%
Brookfield Finance, Inc., 4.625% (A)	130,000	3,224,000
Morgan Stanley (6.375% to 10-15-24, then 3 month LIBOR + 3.708%) (A)	170,000	4,819,500
Morgan Stanley (6.875% to 1-15-24, then 3 month LIBOR + 3.940%) (A)	130,000	3,632,200
Morgan Stanley (7.125% to 10-15-23, then 3 month LIBOR + 4.320%) (A)(B)	692,953	19,950,117
Consumer finance 1.2%
Navient Corp., 6.000%	295,208	7,123,369
2	JOHN HANCOCK PREFERRED INCOME FUND III | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Insurance 10.7%
AEGON Funding Company LLC, 5.100% (A)(B)	347,450	$9,106,665
American Equity Investment Life Holding Company (6.625% to 9-1-25, then 5 Year CMT + 6.297%)	183,925	5,160,936
American Financial Group, Inc., 5.125% (A)	162,725	4,375,675
American International Group, Inc., 5.850% (A)	261,000	7,237,530
Athene Holding, Ltd., Series A (6.350% to 6-30-29, then 3 month LIBOR + 4.253%) (A)(B)	325,000	9,272,250
Brighthouse Financial, Inc., 6.600%	293,491	7,906,648
Prudential PLC, 6.500% (A)	85,943	2,363,433
The Hartford Financial Services Group, Inc. (7.875% to 4-15-22, then 3 month LIBOR + 5.596%) (A)(B)	61,882	1,646,061
The Phoenix Companies, Inc., 7.450%	574,500	9,680,325
Unum Group, 6.250% (A)(B)	155,000	4,124,550
Thrifts and mortgage finance 0.1%
Federal National Mortgage Association, Series S, 8.250% (E)	80,000	502,400
Health care 0.7%		3,866,100
Health care equipment and supplies 0.7%
Becton, Dickinson and Company, 6.000%	70,000	3,866,100
Industrials 1.0%		5,734,625
Trading companies and distributors 1.0%
WESCO International, Inc. (10.625% to 6-22-25, then 5 Year CMT + 10.325%)	180,675	5,734,625
Information technology 0.6%		3,623,625
Semiconductors and semiconductor equipment 0.6%
Broadcom, Inc., 8.000% (A)	2,500	3,623,625
Real estate 5.1%		28,797,546
Equity real estate investment trusts 5.1%
American Homes 4 Rent, Series E, 6.350% (A)(B)	100,006	2,538,152
American Homes 4 Rent, Series F, 5.875% (A)	175,450	4,630,126
Diversified Healthcare Trust, 5.625% (A)	862,332	19,661,170
Vornado Realty Trust, 5.400%	76,431	1,968,098
Utilities 46.0%		262,690,996
Electric utilities 17.4%
American Electric Power Company, Inc., 6.125% (A)	80,000	4,015,200
American Electric Power Company, Inc., 6.125% (A)(B)	150,000	7,677,000
Duke Energy Corp., 5.125% (A)(B)	516,300	13,418,637
Duke Energy Corp., 5.750% (A)(B)	240,000	6,717,600
Interstate Power & Light Company, 5.100% (A)(B)	157,514	4,126,867
NextEra Energy, Inc., 5.279% (A)	70,000	3,525,900
NextEra Energy, Inc., 6.219% (A)(B)	272,000	13,727,840
PG&E Corp., 5.500%	50,000	5,519,500
PPL Capital Funding, Inc., 5.900% (A)	815,941	20,806,496
SCE Trust III (5.750% to 3-15-24, then 3 month LIBOR + 2.990%) (A)(B)	120,000	3,048,000
The Southern Company, 6.750% (A)	320,000	16,768,000
Gas utilities 3.3%
South Jersey Industries, Inc., 5.625% (A)	251,850	6,580,841
South Jersey Industries, Inc., 8.750%	175,000	9,273,250
Spire, Inc., 7.500%	60,600	3,226,950
Multi-utilities 25.3%
Algonquin Power & Utilities Corp. (6.200% to 7-1-24, then 3 month LIBOR + 4.010%)	375,000	10,395,000
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND III	3

	Shares	Value
Utilities (continued)
Multi-utilities (continued)
Algonquin Power & Utilities Corp. (6.875% to 10-17-23, then 3 month LIBOR + 3.677%)	558,675	$15,419,430
CenterPoint Energy, Inc., 7.000% (A)	800,000	35,608,000
CMS Energy Corp., 5.625% (A)	235,000	6,274,500
DTE Energy Company, 5.250% (A)	200,000	5,230,000
DTE Energy Company, 6.000% (A)	92,772	2,428,771
DTE Energy Company, 6.250% (A)	544,000	27,602,560
Integrys Holding, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%) (A)(B)	296,303	7,689,063
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%) (A)(B)	348,000	9,570,000
NiSource, Inc., 7.750%	129,900	13,910,991

Sempra Energy, 5.750% (A)(B)	370,000	10,130,600
Common stocks 6.7% (4.6% of Total investments)		$38,264,249
(Cost $46,713,844)
Communication services 0.5%		2,630,150
Diversified telecommunication services 0.5%
Lumen Technologies, Inc. (A)	205,000	2,630,150
Energy 3.0%		17,314,666
Oil, gas and consumable fuels 3.0%
BP PLC, ADR (A)	183,000	4,604,280
Equitrans Midstream Corp. (A)	468,013	3,818,986
The Williams Companies, Inc. (A)(B)	365,000	8,891,400
Utilities 3.2%		18,319,433
Multi-utilities 3.2%
Dominion Energy, Inc. (A)	177,600	18,319,433

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 32.0% (21.9% of Total investments)				$182,717,374
(Cost $175,222,975)
Communication services 1.4%				8,219,706
Wireless telecommunication services 1.4%
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (A)(F)	6.875	07-19-27	7,895,000	8,219,706
Consumer discretionary 2.4%				13,835,373
Automobiles 2.4%
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (F)	5.700	09-30-30	3,250,000	3,631,875
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (F)	6.500	09-30-28	9,182,000	10,203,498
Consumer staples 0.2%				932,800
Food products 0.2%
Land O' Lakes, Inc. (A)(B)(C)(F)	8.000	07-16-25	880,000	932,800
Energy 5.5%				31,070,926
Oil, gas and consumable fuels 5.5%
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (F)	7.375	12-15-22	12,273,000	11,229,795
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%) (A)	6.250	03-01-78	1,000,000	1,084,073
Energy Transfer LP (3 month LIBOR + 3.018%) (A)(D)	3.193	11-01-66	9,000,000	6,659,370
Energy Transfer LP (6.625% to 2-15-28, then 3 month LIBOR + 4.155%) (F)	6.625	02-15-28	8,550,000	8,047,688
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (A)(B)(F)	6.875	02-15-23	4,000,000	4,050,000
4	JOHN HANCOCK PREFERRED INCOME FUND III | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials 18.2%				$104,095,024
Banks 11.8%
Barclays PLC (7.750% to 9-15-23, then 5 Year U.S. Swap Rate + 4.842%) (A)(F)	7.750	09-15-23	2,870,000	3,157,000
Barclays PLC (8.000% to 6-15-24, then 5 Year CMT + 5.672%) (F)	8.000	06-15-24	4,839,000	5,492,265
Citizens Financial Group, Inc. (6.375% to 4-6-24, then 3 month LIBOR + 3.157%) (A)(F)	6.375	04-06-24	7,500,000	8,109,375
Comerica, Inc. (5.625% to 7-1-25, then 5 Year CMT + 5.291%) (F)	5.625	07-01-25	3,750,000	4,167,188
Huntington Bancshares, Inc. (5.625% to 7-15-30, then 10 Year CMT + 4.945%) (F)	5.625	07-15-30	2,000,000	2,328,000
JPMorgan Chase & Co. (3 month LIBOR + 3.320%) (A)(B)(D)(F)	3.522	07-01-21	5,550,000	5,556,938
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (F)	4.600	02-01-25	7,500,000	7,734,375
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (A)(B)(F)	6.750	02-01-24	10,000,000	11,112,500
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (F)	7.500	06-27-24	8,000,000	9,038,960
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (C)(F)	5.375	11-18-30	6,500,000	6,760,000
SVB Financial Group (4.100% to 2-15-31, then 10 Year CMT + 3.064%) (F)	4.100	02-15-31	1,825,000	1,838,688
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (A)(F)	5.900	06-15-24	2,000,000	2,170,780
Capital markets 1.7%
The Charles Schwab Corp. (4.000% to 6-1-26, then 5 Year CMT + 3.168%) (F)	4.000	06-01-26	5,250,000	5,394,690
The Charles Schwab Corp. (5.375% to 6-1-25, then 5 Year CMT + 4.971%) (A)(F)	5.375	06-01-25	4,100,000	4,558,790
Consumer finance 0.9%
Discover Financial Services (6.125% to 6-23-25, then 5 Year CMT + 5.783%) (F)	6.125	06-23-25	4,500,000	5,073,750
Diversified financial services 0.7%
Enstar Finance LLC (5.750% to 9-1-25, then 5 Year CMT + 5.468%)	5.750	09-01-40	4,000,000	4,220,000
Insurance 3.1%
Markel Corp. (6.000% to 6-1-25, then 5 Year CMT + 5.662%) (F)	6.000	06-01-25	2,500,000	2,750,100
MetLife, Inc. (5.875% to 3-15-28, then 3 month LIBOR + 2.959%) (A)(F)	5.875	03-15-28	5,000,000	5,740,000
SBL Holdings, Inc. (7.000% to 5-13-25, then 5 Year CMT + 5.580%) (A)(C)(F)	7.000	05-13-25	9,050,000	8,891,625
Utilities 4.3%				24,563,545
Electric utilities 2.9%
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%) (A)(B)	6.750	06-15-76	3,370,000	3,901,112
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (A)(B)(F)	6.250	02-01-22	8,000,000	8,160,000
The Southern Company (4.000% to 10-15-25, then 5 Year CMT + 3.733%) (A)(B)	4.000	01-15-51	4,000,000	4,270,000
Multi-utilities 1.4%
CMS Energy Corp. (4.750% to 3-1-30, then 5 Year CMT + 4.116%) (A)(B)	4.750	06-01-50	4,500,000	4,938,750
Dominion Energy, Inc. (5.750% to 10-1-24, then 3 month LIBOR + 3.057%) (A)(B)	5.750	10-01-54	3,000,000	3,293,683

	Par value^	Value
Short-term investments 2.0% (1.3% of Total investments)		$11,326,000
(Cost $11,326,000)
Repurchase agreement 2.0%		11,326,000
Repurchase Agreement with State Street Corp. dated 4-30-21 at 0.000% to be repurchased at $11,326,000 on 5-3-21, collateralized by $11,562,500 U.S. Treasury Notes, 0.125% due 4-30-23 (valued at $11,552,568)	11,326,000	11,326,000
Total investments (Cost $823,497,344) 146.4%		$835,094,849
Other assets and liabilities, net (46.4%)		(264,592,847)
Total net assets 100.0%		$570,502,002

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND III	5

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	All of a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 4-30-21 was $504,597,452. A portion of the securities pledged as collateral were loaned pursuant to the Credit Facility Agreement. The value of securities on loan amounted to $222,741,220.
(B)	All or a portion of this security is on loan as of 4-30-21, and is a component of the fund's leverage under the Credit Facility Agreement.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Non-income producing security.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
The fund had the following country composition as a percentage of total investments on 4-30-21:
United States	89.4%
Canada	4.8%
United Kingdom	2.9%
Bermuda	1.1%
Japan	1.0%
Other countries	0.8%
TOTAL	100.0%
6	JOHN HANCOCK PREFERRED INCOME FUND III | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	680	Short	Jun 2021	$(91,278,154)	$(89,781,250)	$1,496,904
						$1,496,904
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	77,000,000	USD	Fixed 2.136%	USD 3 Month LIBOR BBA(a)	Semi-Annual	Quarterly	Oct 2022	—	$(2,982,516)	$(2,982,516)
								—	$(2,982,516)	$(2,982,516)

(a)	At 4-30-21, the 3 month LIBOR was 0.176%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
BBA	The British Banker's Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND III	7

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of April 30, 2021, by major security category or type:
	Total value at 4-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Preferred securities
Communication services	$45,534,943	$45,534,943	—	—
Consumer discretionary	8,852,600	8,852,600	—	—
Consumer staples	12,555,000	—	$12,555,000	—
Energy	10,280,100	10,280,100	—	—
Financials	220,851,691	211,171,366	9,680,325	—
Health care	3,866,100	3,866,100	—	—
Industrials	5,734,625	5,734,625	—	—
Information technology	3,623,625	3,623,625	—	—
Real estate	28,797,546	28,797,546	—	—
Utilities	262,690,996	255,001,933	7,689,063	—
Common stocks	38,264,249	38,264,249	—	—
Corporate bonds	182,717,374	—	182,717,374	—
Short-term investments	11,326,000	—	11,326,000	—
Total investments in securities	$835,094,849	$611,127,087	$223,967,762	—
Derivatives:
Assets
Futures	$1,496,904	$1,496,904	—	—
Liabilities
Swap contracts	(2,982,516)	—	$(2,982,516)	—
8	|

For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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